Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Other intangible assets, net are detailed below:

December 31, 2023	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	764	(547)	217
Purchased & internally developed software	509	(415)	94
Technologies in progress	56	—	56
Total	1,329	(962)	367

December 31, 2022	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	776	(507)	269
Purchased & internally developed software	602	(507)	95
Technologies in progress	41	—	41
Total	1,419	(1,014)	405

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets as of December 31, 2023 is as follows:

Year
2024	111
2025	84
2026	56
2027	30
2028	19
Thereafter	67
Total	367